LEASES AND SIMILAR ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of recognised finance lease as assets by lessee [abstract]
Disclosure of maturity analysis of finance lease payments receivable [text block]
The Atento Group holds the following right-of-use assets:

	Thousands of U.S. dollars
	Net carrying amount of asset
	2021	2022
Equipment and other tangible assets	14,384	8,261
Buildings	128,321	98,252
Total	142,705	106,513

Explanation of significant changes in net investment in finance lease [text block]
Leases are shown as follows in the balance sheet as at December 31, 2021 and 2022:

Assets	January 1, 2020	Additions/ (Disposals)	Translation Difference	December 31, 2021
Right-of-use assets	237,651	18,852	(22,669)	233,833
(-) Accumulated depreciation	(99,809)	(2,562)	11,243	(91,128)
	137,842	16,290	(11,426)	142,705

Assets	December 31, 2021	Additions/ (Disposals)	Translation Difference	December 31, 2022
Right-of-use assets	233,833	(62,840)	1,923	172,916
(-) Accumulated depreciation	(91,128)	24,488	237	(66,403)
	142,705	(38,352)	2,160	106,513

(*)    For December 31, 2021 the variation of accumulated depreciation includes the effect of $48,293 million related to the lease amortization and the write-off of leases full amortized by $45,731 million between cost and depreciation. For December 31, 2022 the variation of accumulated depreciation includes the effect of $47,481 million related to the lease amortization and the write-off of leases full amortized by $71,969 million between cost and depreciation